Employee Benefit Plan, Fair Value and NAV (Details) - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	$ 233,558,645	$ 220,077,062
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	35,734,130	35,976,237
Fair Value, Inputs, Level 1 [Member] | Hedge Funds, Event Driven [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	28,673,597	29,333,584
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	3,908,225	4,309,955
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 1 [Member] | Interest-Bearing Deposits [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	18,290	12,255
Fair Value, Inputs, Level 1 [Member] | EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	3,134,018	2,320,443
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	197,824,515	184,100,825
Fair Value, Inputs, Level 2 [Member] | Hedge Funds, Event Driven [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 2 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	197,824,515	184,100,825
Fair Value, Inputs, Level 2 [Member] | Interest-Bearing Deposits [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 [Member] | Hedge Funds, Event Driven [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 [Member] | Interest-Bearing Deposits [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Hedge Funds, Event Driven [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	28,673,597	29,333,584
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	3,908,225	4,309,955
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	197,824,515	184,100,825
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Interest-Bearing Deposits [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	18,290	12,255
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	$ 3,134,018	$ 2,320,443